Borrowings - Term Loan (Details) - Term Loan $ in Thousands, $ in Millions	3 Months Ended
	Sep. 28, 2025 USD ($)	Mar. 29, 2026 CAD ($)	Mar. 29, 2026 USD ($)	Aug. 21, 2025 CAD ($)	Aug. 21, 2025 USD ($)	Mar. 30, 2025 CAD ($)	Mar. 30, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 410.6			$ 300,000	$ 412.0
Borrowings, quarterly repayment					750
Deferred financing charges expensed	$ 300
Unamortized portion of deferred transaction costs		5.2		$ 5.7	4,100	0.4
OID		1.0		$ 1.0	$ 800	0.0
Borrowings, outstanding amount		$ 416.8	$ 300,000			$ 412.4	$ 288,000
Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.50%	3.50%
Secured Overnight Financing Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.50%	0.50%